Investments (Details) - Schedule of Investments - USD ($)		Mar. 31, 2023	Mar. 31, 2022
Short-term investments:
Convertible debt instrument	[1]	$ 728,056	$ 702,889
Total short-term investments		728,056	702,889
Long-term investments:
Investments accounted for using the equity method	[2]	9,344,789	2,101,519
Investments without readily determinable fair values	[3]	3,703,568
Total investments		$ 13,776,413	$ 2,804,408

[1]	Convertible debt instrument was issued by a private company and redeemable at the Company’s option. The convertible debt instrument is due on June 12, 2024, with an annual interest rate of 6% and carried at FV. For the six months ended March 31, 2022 and 2023, there were nil and $21,502 interest income or loss recognized in earnings and no unrealized gain or loss from the changes in FV recognized in accumulated other comprehensive income.
[2]	In March 2023, the Company acquired 25% equity interest of Linyi Xing Caitong New Energy Partnership with for $7,280,564 and was subsequently accounted for using the equity method.
[3]	In September 2022 and February 2023, the Company acquired 6% equity interest of Chongqing Chenglu Technology Co., Ltd. and 10% equity interest of Changzhou Huiyu Yidian Venture Capital Co., Ltd. for $3,696,287 and $7,281, respectively. The Company would have neither significant influence nor control over the investee and recognized investment as investment without readily determinable FV.